Capital — Predecessor	8 Months Ended
Sep. 14, 2021
Aria Energy LLC [Member]
Capital Predecessor [Abstract]
Capital — Predecessor

NOTE 9 — Capital — Predecessor

Aria had been authorized to issue three classes of membership units, consisting of Class A units, Class B units and Class C units. The Class A units and the Class B units have the voting interests — voting together as a single class. The Class C units have a nonvoting interest. The Class A units and the Class B units receive all distributions until set Internal Rate of Returns are reached. Aria had been authorized to issue an unlimited number of Class A units and Class B units and had the following units outstanding as of September 14, 2021 and December 31, 2020:

(in thousands, except price per share)	September 14, 2021
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
$0.10	—	—	9
$0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9
(in thousands, except price per share)	December 31, 2020
Price per share	Class A	Class B	Class C
$1.00	441,482	27,120	—
$0.10	—	—	9
$0.88	11,364	—	—
Total shares outstanding	452,846	27,120	9